TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAX CREDITS
Tax credits - current	R$ 1,282,249	R$ 1,153,122
Tax credits - non-current	1,429,324	1,744,387
Tax credits	2,711,573	2,897,509
ICMS (state VAT)
TAX CREDITS
Tax credits - current	329,345	269,544
Tax credits - non-current	204,012	195,537
Social security financing
TAX CREDITS
Tax credits - current	704,210	604,704
Tax credits - non-current	1,079,922	1,269,568
Financing of social integration program
TAX CREDITS
Tax credits - current	160,689	178,989
Financing of social integration program and Others
TAX CREDITS
Tax credits - non-current	145,390	279,282
IPI (federal VAT)
TAX CREDITS
Tax credits - current	31,481	33,154
IVA (value-added tax)
TAX CREDITS
Tax credits - current	4,626	4,555
Others
TAX CREDITS
Tax credits - current	R$ 51,898	R$ 62,176